Common Stock, Additional Paid-In Capital and Dividends, Class C Warrants (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Class C Warrants [Abstract]
Warrants exercised	$ 12	$ 0
Common shares issued after exercise of warrants (in shares)	6,000
Class C Warrants [Member]
Class C Warrants [Abstract]
Warrants exercised (in shares)	6,000
Warrants exercised	$ 12